Commitments and Contingencies - Bitfufu (Details) $ in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2021	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of machines committed to purchase	60,000
Purchase Obligation		$ 305.7
Deposits for mining equipment		101.8
Remaining current purchase obligation		$ 203.9
Unrecorded Unconditional Purchase Obligation, Term		6 months